Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2022	2023	2024
		(in thousands)
Current
Convertible debt	15.1	—	52,278	—
Convertible debt embedded derivative	15.1	—	3	—
Unsecured related party loan	15.2	—	8,922	—
Interest-bearing receivables financing	15.3	7,723	9,544	3,742
Total current portion		$7,723	$70,747	$3,742
Non-current
Convertible debt	15.1	$43,455	$—	$—
Convertible debt embedded derivative	15.1	3,203	—	—
Total non-current portion		$46,658	$—	$—